Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule Of Outstanding Short Term Debt
The following table presents the Company’s outstanding short-term debt as of December 31, 2020 and 2021:

Name	Annual interest rates	Term	As of December 31, 2020	As of December 31, 2021
			RMB	RMB	US$
Short-term loans
East West Bank	5.00%	6 months	35,000	65,000	10,200
SPD Silicon Valley Bank	4.85% - 6.00% (Floating )	6 months	30,000	70,000	10,985
Agricultural Bank of China	4.85%	6 months	1,000	—	—
China Merchants Bank	5.00%	6 months	—	5,000	785
Yirongxin Commercial Factoring Limited	15.15%	60 days	—	4,024	631
Long-term debt, current portion	8.45% - 14.86%	3 years	7,837	4,417	693

Total			73,837	148,441	23,294

Schedule Of Long-term Debt
The following table presents the Company’s long-term debt as of December 31, 2020 and 2021:

	Annual interest rates	Term	As of December 31, 2020	As of December 31, 2021
			RMB	RMB	US$
Long-term debt, current portion	8.45% - 14.86%	3 years	7,837	4,417	693
Long-term debt, non-current portion	8.45% - 8.98%	3 years	5,135	3	—

Total			12,972	4,420	693

Schedule Of Maturities Of The Debt	As of December 31, 2021, maturities of the debt are as follows:

	RMB	US$
2022	148,441	23,294
2023	3	—

Total	148,444	23,294